Trade Accounts Receivables and Contract Liabilities (Details) - Schedule of Trade Accounts Receivables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 18,243,724	$ 5,275,047
Expected credit loss	$ (18,202,132)
Expected credit loss rate
Current [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 3,566,177	$ 623,068
Expected credit loss	$ (3,524,585)
Expected credit loss rate	99.00%
More than 30 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 1,114,733	$ 2,889
Expected credit loss	$ (1,114,733)
Expected credit loss rate	100.00%
More than 60 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 2,228,819
Expected credit loss	$ (2,228,819)
Expected credit loss rate	100.00%
More than 120 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 1,652,053	$ 1,753
Expected credit loss	$ (1,652,053)
Expected credit loss rate	100.00%
More than 150 days past due [Member]
Schedule of Trade Accounts Receivables [Line Items]
Gross carrying amount	$ 9,681,942	$ 4,647,337
Expected credit loss	$ (9,681,942)
Expected credit loss rate	100.00%